Bank Loans and Notes Payable - Interest Income (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Bank Loans and Notes Payable [Abstract]
Tender Offer			$ 782	$ 6,961	$ 0
Interest on investments			10,764	9,566	3,782
Finance operating products			305	514	0
Others			59	568	(13)
Interest income	$ 571		$ 11,910	$ 17,609	$ 3,769

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4